PROJECT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROJECT ASSETS, NET
Schedule of project assets and related accumulated depreciation

	As of December 31,
	2018	2019
	RMB	RMB
Completed	879,954,662	747,152,262
Under construction	890,666,423	77,241,880
	1,770,621,085	824,394,142
Less: Accumulated depreciation	—	(26,151,013)
Project Assets, net	1,770,621,085	798,243,129